UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vega Energy GP, LLC
Address: 1700 Broadway
         35th Floor
         New York, New York  10019

13F File Number:  028-14864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jobey Eddleman
Title:     Vice President
Phone:     212-615-3456

Signature, Place, and Date of Signing:

 /s/   Jobey Eddleman     New York, New York     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $110,113 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CALPINE CORP                   COM NEW          131347304    32909  1902250 SH       SOLE                  1902250        0        0
GENON ENERGY INC               COM              37244E107    32624 12894769 SH       SOLE                 12894769        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     5594   108283 SH       SOLE                   108283        0        0
MEMC ELECTR MATLS INC          COM              552715104     6302  2291574 SH       SOLE                  2291574        0        0
PEABODY ENERGY CORP            COM              704549104     4681   210000 SH       SOLE                   210000        0        0
PPL CORP                       COM              69351T106    11067   380973 SH       SOLE                   380973        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     1924    77500 SH       SOLE                    77500        0        0
TRANSALTA CORP                 COM              89346D107     8875   580793 SH       SOLE                   580793        0        0
WALTER ENERGY INC              COM              93317Q105      649    20000 SH       SOLE                    20000        0        0
WESTLAKE CHEM CORP             COM              960413102     5488    75115 SH       SOLE                    75115        0        0